Annual Total Returns (Bar Chart) (Invesco V.I. Money Market Fund, Series II shares, Invesco V.I. Money Market Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Money Market Fund | Series II shares, Invesco V.I. Money Market Fund
Annual Total Returns
'01	3.36%
'02	0.93%
'03	0.33%
'04	0.44%
'05	2.26%
'06	4.01%
'07	4.28%
'08	1.78%
'09	0.06%
'10	0.18%